ASSETS AND LIABILITIES IN FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2022
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
ASSETS AND LIABILITIES IN FOREIGN CURRENCY

28.    ASSETS AND LIABILITIES IN FOREIGN CURRENCY

	At	At 12/31/2022 (per currency)				At
Items	12/31/2022	Dollar	Euro	Real	Others	12/31/2021
ASSETS
Cash and Due from Banks	38,704,310	36,794,745	1,431,855	18,686	459,024	41,833,675
Government and corporate securities at fair value with changes in results	1,429,718	1,429,718	-	-	-	1,514,433
Derivatives	55,699	55,699	-	-	-	14,350
Other financial assets	1,769,736	1,769,736	-	-	-	1,385,443
Loans and other financing	18,198,894	18,197,280	1,052	-	562	30,054,095
Other Debt Securities	9,724,230	9,724,230	-	-	-	7,270,268
Financial assets in guarantee	969,770	969,770	-	-	-	2,117,659
Other non-financial assets	133,368	133,368	-	-	-	236,308
TOTAL ASSETS	70,985,725	69,074,546	1,432,907	18,686	459,586	84,426,231

LIABILITIES
Deposits	54,960,339	54,175,328	785,011	—	—	56,145,338
Non-financial public sector	1,925,433	1,925,157	276	-	-	2,170,078
Financial sector	1,528	1,528	-	-	-	430
Non-financial private sector and foreign residents	53,033,378	52,248,643	784,735	-	-	53,974,830
Liabilities at fair value with changes in results	869,077	869,077	-	-	-	1,341,954
Other financial liabilities	4,269,550	3,943,918	313,742	27	11,863	5,029,575
Financing received from the Argentine Central Bank and other financial entities	1,710,444	1,710,444	-	-	-	10,003,199
Other non-financial liabilities	297,471	297,469	-	-	2	720,077
TOTAL LIABILITIES	62,106,881	60,996,236	1,098,753	27	11,865	73,240,143

NET POSITION	8,878,844	8,078,310	334,154	18,659	447,721	11,186,088